TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income	$ (86,959)	$ (55,608)	$ 19,839
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Income (loss) taxes at statutory rate	$ (20,001)	$ (12,790)	$ 4,563
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	9,996	2,622	(1,245)
Non-deductible expenses, net	1,818	10,745	1,039
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	419	(735)	(1,502)
Tax adjustment in respect of foreign subsidiaries' different tax rates	(1,120)	(239)	(650)
Provision for withholding tax assets	2,828	0	0
Uncertain tax position	0	0	110
Changes in valuation allowance	27,402	1,079	(385)
Others	(61)	76	20
Income tax expense	$ 21,281	$ 758	$ 1,950
Effective tax rate	(24.50%)	(1.00%)	10.00%
Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$ 0.29	$ (0.04)	$ (0.04)